Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Undivided Profits [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Capital Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Surplus [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Undivided Profits [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Treasury Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at Dec. 31, 2020	[1]	$ 20,041	$ 256,606	$ 313,974	$ 11,936	$ (34,396)	$ 568,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]								ASU 2016-13 [Member]				ASU 2016-13 [Member]
Net income		0	0	61,519	0	0	61,519
Change in other comprehensive income (loss), net of tax		0	0	0	211	0	211
Cash used to Settle fractional shares in the Reverse Stock Split		(5)	(195)	0	0	0	(200)
Stock options exercises	[1]	10	250	0	0	0	260
Cash dividend declared	[1]	0	0	(26,437)	0	0	(26,437)
Purchase of treasury stock	[1]	0	0	0	0	(2,386)	(2,386)
Balance at Dec. 31, 2021		20,046	256,661	349,056	12,147	(36,782)	601,128	$ (3,470)	$ (3,470)	$ 20,046	$ 256,661	$ 345,586	$ 12,147	$ (36,782)	$ 597,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	0	75,234	0	0	75,234
Change in other comprehensive income (loss), net of tax		0	0	0	(39,341)	0	(39,341)
Stock options exercises		12	417	0	0	0	429
Cash dividend declared		0	0	(26,989)	0	0	(26,989)
Purchase of treasury stock		0	0	0	0	(7,004)	(7,004)
Balance at Dec. 31, 2022		20,058	257,078	393,831	(27,194)	(43,786)	599,987
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	0	58,646	0	0	58,646
Change in other comprehensive income (loss), net of tax		0	0	0	13,957	0	13,957
Cash dividend declared		0	0	(27,408)	0	0	(27,408)
Stock based compensation expense		0	103	0	0	0	103
Balance at Dec. 31, 2023		$ 20,058	$ 257,181	$ 425,069	$ (13,237)	$ (43,786)	$ 645,285

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.